INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 02, 2009	Jan. 02, 2011	Jan. 02, 2013	Jan. 02, 2015
Income Taxes [Line Items]
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Net operating loss carry forwards	$ 54,577	$ 42,606
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Withholding income tax rate on dividends generated and payable by a foreign-invested enterprise in PRC to foreign non-resident enterprise investors (as a percent)	10.00%
Deferred tax liability accrued for the Chinese dividend withholding taxes	$ 0
Qianxiang Wangjing [Member]
Income Taxes [Line Items]
Exemption period for income tax				2 years
Reduction in tax rate for three years following the exemption period (as a percent)					50.00%
Period for reduction in tax percentage				3 years
Shanghai Changda [Member]
Income Taxes [Line Items]
Exemption period for income tax					2 years
Reduction in tax rate for three years following the exemption period (as a percent)						50.00%
Period for reduction in tax percentage					3 years
Renren Games [Member]
Income Taxes [Line Items]
Exemption period for income tax						2 years
Reduction in tax rate for three years following the exemption period (as a percent)							50.00%
Period for reduction in tax percentage						3 years